CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 4,512	$ 5,958	$ 77,721
Restricted cash			35,000
Accounts receivable:
Oil and natural gas sales	61,649	82,263	68,764
Joint interest owners and other	56,750	49,313	19,958
Affiliates	1,976		4,652
Short-term derivative instruments	357,060	340,056	9,289
Prepaid expenses and other current assets	32,133	28,027	19,513
Total current assets	514,080	505,617	234,897
Property and equipment, at cost:
Oil and natural gas properties, successful efforts method	5,014,671	4,844,529	3,037,298
Other	35,882	33,815	10,331
Accumulated depreciation, depletion and impairment	(1,683,953)	(1,340,688)	(627,925)
Property and equipment, net	3,366,600	3,537,656	2,419,704
Long-term derivative instruments	578,153	435,369	48,616
Restricted investments	78,787	77,361	73,385
Restricted cash		260	15,506
Other long-term assets		37,284	37,053
Total assets	4,574,222	4,593,547	2,829,161
Other long-term assets	36,602	37,544
Current liabilities:
Accounts payable	42,069	25,772	20,734
Accounts payable - affiliates		624	1,975
Revenues payable	58,331	57,352	56,091
Accrued liabilities	217,669	199,000	98,130
Short-term derivative instruments	3,300	3,289	9,711
Total current liabilities	321,369	286,037	186,641
Noncurrent liabilities:
Long-term debt	2,498,045	2,378,413	1,663,217
Asset retirement obligations	124,476	122,531	111,679
Long-term derivative instruments	555		6,080
Deferred tax liabilities	111,790	95,017	3,106
Other long-term liabilities	7,566	8,585	306
Total liabilities	$ 3,063,801	$ 2,890,583	$ 1,971,029
Commitments and contingencies (Note 16)
Stockholders' equity (deficit):
Preferred stock, value
Common stock, value	$ 1,908	$ 1,935
Additional paid-in capital	1,234,194	1,367,346
Accumulated earnings (deficit)	(788,736)	(786,871)
Total stockholders' equity	447,366	582,410	$ 277,517
Members' equity:
Members			237,186
Previous owners (Note 1)			40,331
Total members' equity			277,517
Noncontrolling interests	1,063,055	1,120,554	580,615
Total equity	1,510,421	1,702,964	858,132
Total liabilities and equity	4,574,222	4,593,547	2,829,161
MRD [Member]
Noncurrent liabilities:
Long-term debt	744,000	783,000	871,150
MEMP [Member]
Noncurrent liabilities:
Long-term debt	$ 1,754,045	1,595,413	$ 792,067
Deferred tax liabilities		$ 29,200